Annual Total Returns[BarChart] - PSF PGIM High Yield Bond Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.10%	14.43%	7.26%	2.71%	(2.45%)	16.24%	7.80%	(1.26%)	16.33%	7.11%